PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
	At December 31,
	2017	2018

Refundable deposits (1)	$7,927,825	$12,082,372
Prepaid rental fees (2)	1,652,826	954,969
EPC Warranty reimbursement receivables	132,007	186,553
Others	830,164	1,094,182

Total prepaid expenses and other current assets	$10,542,822	$14,318,076

(1)	As of December 31, 2018, refundable deposits mainly represented refundable deposits for interconnection and for the bidding of the project asset construction rights.

(2)	As of December 31, 2018, prepaid rental fees mainly represented rooftop rental payments for solar power projects due within one year.